Segment reporting - Summary of financial information by segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Revenue	€ 328,610	€ 426,178	€ 422,312
Cost of sales	(145,847)	(175,236)	(184,368)
Gross profit	182,763	250,942	237,944
Loss from operations before non-underlying items	(166,639)	(118,557)	(142,267)
Non-underlying items	10,243	(3,858)	(83,057)
Finance costs	(29,821)	(20,431)	(14,556)
Loss before income tax	(186,217)	(142,846)	(239,880)
Income tax (expenses) / benefits	(3,078)	(3,407)	129
Loss for the year	(189,295)	(146,253)	(239,751)
Depreciation and amortization	46,542	46,946	45,810
Of which: Right-of-use assets	34,596	33,000	32,638
Other	11,946	13,946	13,172
Provisions and impairment losses	34,935	79	16,729
Sales outside the Group
Segment reporting
Revenue	328,610	426,178	422,312
Operating segments | Lanvin
Segment reporting
Revenue	82,720	111,740	119,847
Cost of sales	(34,280)	(47,193)	(59,334)
Gross profit	48,440	64,547	60,513
Depreciation and amortization	17,822	15,115	11,734
Of which: Right-of-use assets	12,242	9,714	7,415
Other	5,580	5,401	4,319
Provisions and impairment losses	(4,085)	(6,309)	7,709
Operating segments | Lanvin | Sales outside the Group
Segment reporting
Revenue	82,720	111,725	119,772
Operating segments | Lanvin | Intra-Group sales
Segment reporting
Revenue		15	75
Operating segments | Wolford
Segment reporting
Revenue	87,891	126,280	125,514
Cost of sales	(36,896)	(42,941)	(39,286)
Gross profit	50,995	83,339	86,228
Depreciation and amortization	12,644	14,190	15,671
Of which: Right-of-use assets	10,769	11,979	12,357
Other	1,875	2,211	3,314
Provisions and impairment losses	6,476	7,611	5,127
Operating segments | Wolford | Sales outside the Group
Segment reporting
Revenue	87,891	126,280	125,514
Operating segments | Caruso
Segment reporting
Revenue	37,107	40,011	30,819
Cost of sales	(26,479)	(28,660)	(23,672)
Gross profit	10,628	11,351	7,147
Depreciation and amortization	1,193	1,152	1,045
Of which: Right-of-use assets	675	665	664
Other	518	487	381
Provisions and impairment losses	(92)	344	(442)
Operating segments | Caruso | Sales outside the Group
Segment reporting
Revenue	36,746	39,202	29,696
Operating segments | Caruso | Intra-Group sales
Segment reporting
Revenue	361	809	1,123
Operating segments | St. John
Segment reporting
Revenue	79,267	90,398	85,884
Cost of sales	(24,816)	(33,024)	(33,242)
Gross profit	54,451	57,374	52,642
Depreciation and amortization	10,065	10,071	11,060
Of which: Right-of-use assets	7,890	7,193	8,111
Other	2,175	2,878	2,949
Provisions and impairment losses	(310)	1,492	3,257
Operating segments | St. John | Sales outside the Group
Segment reporting
Revenue	79,267	90,398	85,884
Operating segments | Sergio Rossi
Segment reporting
Revenue	41,910	59,518	61,929
Cost of sales	(24,043)	(29,083)	(30,881)
Gross profit	17,867	30,435	31,048
Depreciation and amortization	4,747	6,254	6,082
Of which: Right-of-use assets	3,020	3,449	4,091
Other	1,727	2,805	1,991
Provisions and impairment losses	1,951	1,077	1,103
Operating segments | Sergio Rossi | Sales outside the Group
Segment reporting
Revenue	41,297	58,186	61,172
Operating segments | Sergio Rossi | Intra-Group sales
Segment reporting
Revenue	613	1,332	757
Operating segments | Other and holding companies
Segment reporting
Revenue	10,615	10,545	10,947
Cost of sales	(820)	(414)	(101)
Gross profit	9,795	10,131	10,846
Depreciation and amortization	71	164	218
Other	71	164	218
Provisions and impairment losses	30,995	(4,136)	(25)
Operating segments | Other and holding companies | Sales outside the Group
Segment reporting
Revenue	689	387	274
Operating segments | Other and holding companies | Intra-Group sales
Segment reporting
Revenue	9,926	10,158	10,673
Material reconciling items
Segment reporting
Revenue	(10,900)	(12,314)	(12,628)
Cost of sales	1,487	6,079	2,148
Gross profit	(9,413)	(6,235)	(10,480)
Material reconciling items | Intra-Group sales
Segment reporting
Revenue	€ (10,900)	€ (12,314)	€ (12,628)